Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1 and Level 2 fair value measurements, financial assets	$ 0	$ 0
Transfers between Level 1 and Level 2 fair value measurements, financial liabilities	0	0
Transfers between Level 2 and Level 1 fair value measurements, financial assets	0	0
Transfers between Level 2 and Level 1 fair value measurements, financial liabilities	0	0
Transfers into Level 3 fair value measurements, financial assets	0	0
Transfers into Level 3 fair value measurements, financial liabilities	0	0
Transfers out of Level 3 fair value measurements, financial assets	0	0
Transfers out of Level 3 fair value measurements, financial liabilities	0	0
Gain (loss) recognized due to discontinuation of cash flow hedge accounting	(222,000)	543,000	$ (2,000)
Trade receivables	83,118,000	89,772,000
Unbilled revenue	66,403,000	57,983,000
Unused lines of credit	$ 99,372,000
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Discount rate used to determine fair value of the contingent consideration liability	2.50%
Level 3 [member] | Non-recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Fair value measurement for Auto Claim BPM CGU	$ 34,086,000
Disposal cost	$ 494,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 2,310,000
Currency risk [member] | UK Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 25,649,000
Currency risk [member] | Indian Rupees [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 33,343,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	83,387,000	89,772,000
Unbilled revenue	66,403,000	$ 57,983,000
Forward and option contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedges, expected to be reclassified from other comprehensive income into profit (loss)	$ (1,670,000)
Reclassification period for cash flow hedges	24 months
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedges, expected to be reclassified from other comprehensive income into profit (loss)	$ (212,000)
Reclassification period for cash flow hedges	12 months
Outstanding swap agreement	$ 16,800,000